Risk Report - Asset Quality (Tables)	12 Months Ended
Dec. 31, 2021
Asset Quality [Abstract]
Overview of financial assets subject to impairment [text block table]
Overview of financial assets subject to impairment
	Dec 31, 2021					Dec 31, 2020
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	711,021	40,653	11,326	1,297	764,298	651,637	35,372	10,655	1,729	699,393
Allowance for credit losses²	440	532	3,740	182	4,895	544	648	3,614	139	4,946
of which Loans
Gross carrying amount	425,342	38,809	10,653	1,272	476,077	385,117	34,537	10,138	1,710	431,501
Allowance for credit losses²	421	530	3,627	177	4,754	522	647	3,506	133	4,808

Fair value through OCI
Fair value	28,609	326	44	0	28,979	55,566	163	105	0	55,834
Allowance for credit losses	15	10	16	0	41	12	6	2	0	20

Off-balance sheet
Notional amount	268,857	14,498	2,582	11	285,948	251,545	8,723	2,587	1	262,856
Allowance for credit losses³	108	111	225	0	443	144	74	200	0	419

[1] Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.
[2] Allowance for credit losses do not include allowance for country risk amounting to € 4 million as of December 31, 2021 and € 5 million as of December 31, 2020.
[3] Allowance for credit losses do not include allowance for country risk amounting to € 6 million as of December 31, 2021 and € 4 million as of December 31, 2020.

Financial Assets at amortized cost - Development of exposures in the reporting period [text block table]
Development of exposures in the current reporting period
	Dec 31, 2021
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	651,637	35,372	10,655	1,729	699,393
Movements in financial assets including new business and credit extensions	79,619	7,507	305	(101)	87,330
Transfers due to changes in creditworthiness	(155)	(1,109)	1,264	0	0
Changes due to modifications that did not result in derecognition	(1)	(0)	(16)	0	(17)
Changes in models
Financial assets that have been derecognized during the period	(34,157)	(1,891)	(1,271)	(372)	(37,691)
Recovery of written off amounts	0	0	55	23	78
Foreign exchange and other changes	14,078	774	333	19	15,204
Balance, end of reporting period	711,021	40,653	11,326	1,297	764,298

Development of exposures in the previous reporting period
	Dec 31, 2020
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	645,967	24,680	7,531	2,150	680,328
Movements in financial assets including new business and credit extensions	79,284	8,215	3,304	(166)	90,637
Transfers due to changes in creditworthiness	(7,462)	5,543	1,919	0	0
Changes due to modifications that did not result in derecognition	(0)	(3)	(31)	0	(34)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(48,990)	(2,268)	(1,910)	(263)	(53,430)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(17,162)	(795)	(216)	7	(18,165)
Balance, end of reporting period	651,637	35,372	10,655	1,729	699,393

Financial Assets at amortized cost - Development of allowance for credit losses in the reporting period [text block table]
Development of allowance for credit losses in the current reporting period
	Dec 31, 2021
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	544	648	3,614	139	4,946
Movements in financial assets including new business and credit extensions	(245)	85	615	26	480
Transfers due to changes in creditworthiness	138	(197)	58	N/M	0
Changes due to modifications that did not result in derecognition
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(561)	(5)	(566)
Recovery of written off amounts	0	0	55	23	78
Foreign exchange and other changes	3	(4)	(41)	(0)	(43)
Balance, end of reporting period	440	532	3,740	182	4,895
Provision for Credit Losses excluding country risk¹	(107)	(112)	673	26	480

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2] This position includes charge offs of allowance for credit losses.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 50 million in 2020.
	Dec 31, 2020
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business and credit extensions	(44)	309	1,348	72	1,686
Transfers due to changes in creditworthiness	77	(125)	49	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(781)	0	(781)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(38)	(28)	(75)	31	(110)
Balance, end of reporting period	544	648	3,614	139	4,946
Provision for Credit Losses excluding country risk¹	33	184	1,397	72	1,686

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2] This position includes charge offs of allowance for credit losses.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 50 million in 2020 and € 0 million in 2019.

Financial Assets at amortized cost by business division [text block table]
Financial assets at amortized cost by business division
	Dec 31, 2021
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	116,332	10,165	2,113	0	128,611	56	83	901	0	1,040
Investment Bank	147,177	9,783	2,487	1,264	160,711	106	78	356	182	723
Private Bank	235,067	19,526	6,496	33	261,122	269	365	2,383	0	3,018
Asset Management	2,218	58	0	0	2,276	1	1	0	0	2
Capital Release Unit	2,743	210	212	0	3,165	2	1	99	0	103
Corporate & Other	207,485	910	18	0	208,413	6	3	1	0	10
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	109,484	7,747	2,305	0	119,537	85	106	1,052	0	1,244
Investment Bank	134,634	5,832	2,023	1,459	143,948	139	92	290	139	659
Private Bank	216,412	21,328	5,954	270	243,964	311	446	2,098	0	2,855
Asset Management	2,131	57	0	0	2,188	1	1	0	0	1
Capital Release Unit	4,463	303	372	0	5,138	4	4	174	0	182
Corporate & Other	184,512	105	1	0	184,618	5	(0)	0	0	5
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

Financial Assets at amortized cost by industry sector [text block table]
Financial assets at amortized cost by industry sector
The below table gives an overview of our asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system. The information below is not fully congruent to the internal risk view applied in the section “Focus industries in light of COVID-19 pandemic”.
	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	544	73	29	0	646	1	1	11	0	12
Mining and quarrying	2,771	95	63	0	2,929	3	0	13	0	17
Manufacturing	31,776	3,466	957	97	36,296	24	36	481	3	543
Electricity, gas, steam and air conditioning supply	4,414	174	117	0	4,705	2	2	41	0	45
Water supply, sewerage, waste management and remediation activities	580	51	50	0	680	1	2	8	0	11
Construction	3,672	375	271	128	4,446	8	5	178	(1)	190
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,582	1,355	747	32	21,717	18	19	397	3	436
Transport and storage	4,513	862	378	29	5,782	12	12	72	(0)	96
Accommodation and food service activities	1,356	769	122	18	2,265	1	9	62	(2)	70
Information and communication	6,431	257	157	16	6,860	10	4	98	0	112
Financial and insurance activities	359,874	6,711	1,756	491	368,832	94	48	322	54	519
Real estate activities	34,827	5,339	1,115	271	41,551	16	22	97	55	190
Professional, scientific and technical activities	6,017	751	225	34	7,027	6	9	107	0	122
Administrative and support service activities	9,477	1,767	467	24	11,736	11	21	132	4	167
Public administration and defense, compulsory social security	18,174	2,073	49	0	20,295	5	11	5	0	21
Education	190	34	5	0	228	0	1	2	0	3
Human health services and social work activities	3,620	331	105	0	4,056	4	6	18	0	28
Arts, entertainment and recreation	690	371	11	1	1,073	2	3	3	1	8
Other service activities	8,564	920	225	140	9,850	6	12	39	49	107
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,909	14,880	4,477	16	213,282	218	309	1,653	16	2,196
Activities of extraterritorial organizations and bodies	40	0	1	0	41	0	0	1	0	1
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	538	69	39	0	646	1	1	12	0	14
Mining and quarrying	2,808	115	162	0	3,085	4	4	98	0	106
Manufacturing	23,245	2,518	1,024	138	26,925	32	42	479	3	557
Electricity, gas, steam and air conditioning supply	3,268	276	117	0	3,661	3	2	35	0	40
Water supply, sewerage, waste management and remediation activities	573	52	57	0	681	1	2	9	0	12
Construction	3,706	304	271	169	4,450	6	7	193	6	212
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,049	1,066	830	46	20,991	21	20	516	2	558
Transport and storage	4,760	710	387	12	5,869	20	18	93	0	131
Accommodation and food service activities	1,871	445	90	24	2,429	5	8	22	0	35
Information and communication	5,482	207	131	0	5,820	12	4	95	0	111
Financial and insurance activities	316,950	6,336	1,159	551	324,996	88	64	285	37	474
Real estate activities	38,993	2,089	824	293	42,200	32	22	94	42	190
Professional, scientific and technical activities	6,295	1,049	223	198	7,765	8	15	97	5	125
Administrative and support service activities	8,966	1,365	409	47	10,787	14	22	88	1	125
Public administration and defense, compulsory social security	16,648	593	229	0	17,469	8	5	11	0	24
Education	179	23	3	0	205	0	1	1	0	2
Human health services and social work activities	3,104	347	15	1	3,468	4	6	7	0	17
Arts, entertainment and recreation	874	78	9	1	961	3	1	3	0	8
Other service activities	10,548	823	180	215	11,766	13	12	21	40	86
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	183,728	16,906	4,496	34	205,164	270	393	1,453	2	2,120
Activities of extraterritorial organizations and bodies	52	0	1	0	53	0	0	1	0	1
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

Financial Assets at amortized cost by region [text block table]
Financial assets at amortized cost by region
	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	317,217	17,941	3,581	33	338,773	191	298	1,653	14	2,156
Western Europe (excluding Germany)	134,187	9,224	3,652	937	148,000	134	156	1,610	150	2,050
Eastern Europe	6,818	494	99	0	7,412	2	4	53	0	59
North America	174,574	8,853	2,131	145	185,703	53	55	180	16	304
Central and South America	3,908	206	197	7	4,318	3	0	13	2	18
Asia/Pacific	58,984	2,351	1,518	137	62,990	45	8	227	2	282
Africa	2,081	1,319	39	0	3,439	3	11	1	0	16
Other	13,252	263	110	38	13,664	10	0	2	(2)	11
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	293,760	17,709	3,840	270	315,580	252	356	1,438	52	2,098
Western Europe (excluding Germany)	130,592	7,639	3,188	1,103	142,522	152	215	1,603	77	2,048
Eastern Europe	5,175	214	90	0	5,480	7	2	42	0	51
North America	144,876	6,303	2,079	105	153,362	77	57	225	7	366
Central and South America	3,731	146	374	7	4,258	4	4	32	0	40
Asia/Pacific	57,197	2,691	973	219	61,081	31	13	273	2	318
Africa	2,617	218	11	0	2,845	5	1	1	0	7
Other	13,689	453	99	24	14,265	15	1	0	(0)	16
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

Financial Assets at amortized cost by rating class [text block table]
Financial assets at amortized cost by rating class
	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	257,805	471	0	0	258,276	2	0	0	0	2
iA	99,418	1,325	0	9	100,753	6	1	0	0	7
iBBB	163,434	3,938	0	0	167,371	39	12	0	0	51
iBB	152,040	11,898	0	0	163,938	150	71	0	0	221
iB	33,572	17,942	0	16	51,530	205	253	0	6	463
iCCC and below	4,752	5,079	11,326	1,272	22,430	39	195	3,740	177	4,151
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	225,226	538	0	0	225,764	1	0	0	0	1
iA	88,250	734	0	0	88,983	5	0	0	0	5
iBBB	150,519	2,662	0	0	153,181	43	9	0	0	52
iBB	146,701	11,891	0	0	158,592	202	76	0	0	279
iB	36,167	13,674	0	0	49,841	240	251	0	0	492
iCCC and below	4,774	5,874	10,655	1,729	23,032	54	310	3,614	139	4,117
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

Collateral held against Financial Assets at amortized in stage 3 [text block table]
Collateral held against financial assets at amortized cost in stage 3
	Dec 31, 2021			Dec 31, 2020
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)	11,326	4,140	496	10,655	3,753	558

[1] Stage 3 consists here only of non-POCI assets.

Modified assets at amortized cost [text block table]
Modified Assets at Amortized Cost
	Dec 31, 2021					Dec 31, 2020
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	0	22	17	0	40	0	81	73	0	153
Net modification gain/losses recognized	(1)	0	(16)	0	(16)	0	2	(30)	0	(29)

Off-balance sheet development of nominal [text block table]
Development of nominal amount in the current reporting period
	Dec 31, 2021
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	251,545	8,723	2,587	1	262,856
Movements including new business	11,197	3,236	(273)	10	14,170
Transfers due to changes in creditworthiness	(2,177)	2,019	158	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	8,292	521	110	0	8,923
Balance, end of reporting period	268,857	14,498	2,582	11	285,948
of which: Financial guarantees	55,477	2,975	1,036	0	59,488

Development of nominal amount in the previous reporting period
	Dec 31, 2020
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	251,930	5,864	1,424	0	259,218
Movements including new business	16,918	(2,786)	126	1	14,259
Transfers due to changes in creditworthiness	(7,247)	6,101	1,146	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(10,056)	(455)	(110)	0	(10,622)
Balance, end of reporting period	251,545	8,723	2,587	1	262,856
of which: Financial guarantees	45,064	1,887	1,031	0	47,982

Development of allowance for credit losses in the current reporting period

Off-balance sheet development of allowance for credit losses [text block table]
	Dec 31, 2021
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	74	200	0	419
Movements including new business	(43)	38	18	0	13
Transfers due to changes in creditworthiness	3	(5)	2	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	3	6	0	12
Balance, end of reporting period	108	111	225	0	443
of which: Financial guarantees	69	64	164	0	297
Provision for Credit Losses excluding country risk[1]	(40)	33	19	0	13

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2020
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	13	21	41	0	75
Transfers due to changes in creditworthiness	0	0	(1)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	4	(6)	0	1
Balance, end of reporting period	144	74	200	0	419
of which: Financial guarantees	99	43	115	0	257
Provision for Credit Losses excluding country risk[1]	13	22	40	0	75

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020.

Collateral obtained during the reporting periods IFRS 9 [text block table]
Collateral Obtained during the reporting period
in € m.	2021	2020²
Commercial real estate	0	15
Residential real estate[1]	2	43
Other	0	3
Total collateral obtained during the reporting period	2	60

[1] Carrying amount of foreclosed residential real estate properties amounted to € 67 million as of December 31, 2021 and € 89 million as of December 31,2020. (Numbers have been restated compared to prior year disclosure).
[2] Numbers have been restated compared to prior year disclosure .